Related party transactions (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related party transactions
Interest income receivable		€ 222	€ 130	€ 101
Associates
Related party transactions
Sales of goods and services		30	13	25
Purchase of goods and services		9	6	6
Interest income receivable		9	0	0
Interest expense payable		6	0	0
Trade balances owed (by)		9	3
Trade balances owed (to)		2	1
Other balances owed by		11	0
Other balances owed to		126	0
Joint ventures
Related party transactions
Sales of goods and services		259	280	267
Purchase of goods and services		555	761	932
Interest income receivable		65	66	52
Interest expense payable		157	243	€ 239
Trade balances owed (by)		220	210
Trade balances owed (to)		304	331
Other balances owed by	[1]	1,219	1,265
Other balances owed to	[2]	€ 3,192	€ 3,941

[1]	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.
[2]	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.